SELECTED CONSOLIDATED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2020
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Summary of Selected Statements of Income Data

Financial income, net:

	Year ended December 31,
	2020	2019	2018
Financial income, net:

Interest on bank deposits and other	$5,916	$7,016	$5,279
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	3,700	3,639	2,304
Other gain	639	537	-
Bank charges	(189)	(124)	(113)
Foreign currency differences, net	(2,270)	(2,276)	(196)

	$7,796	$8,792	$7,274